CONTINGENCIES (Details) $ in Millions	12 Months Ended
	Jan. 02, 2016 USD ($) item	Jan. 03, 2015 USD ($)
Environmental Liabilities Associated with Remediation
Environmental site contingency number of sites | item	13
Balance at beginning of year	$ 26.2	$ 29.6
Charges (reversals), net	1.2	1.7
Payments	(9.7)	(5.1)
Balance at end of year	17.7	26.2
Short term environmental liabilities	$ 7.0	$ 10.0